UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21853

Northern Lights Variable Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2024

Item 1. Reports to Stockholders. [Insert annual or semi-annual report.]

(a)

TOPS Managed Risk Balanced ETF Portfolio

Class 1

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$43	0.42%

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Balanced ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$14,520
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,585	$10,138
Dec-2016	$10,198	$11,351
Dec-2017	$11,309	$13,829
Dec-2018	$10,652	$13,223
Dec-2019	$12,229	$17,386
Dec-2020	$12,984	$20,585
Dec-2021	$14,126	$26,494
Dec-2022	$12,466	$21,696
Dec-2023	$13,649	$27,399
Dec-2024	$14,520	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	6.38%	3.49%	3.80%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$57,363,304
  Number of Portfolio Holdings30
  Advisory Fee $182,919
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.8%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
44.8%
Fixed Income
43.4%
Money Market Funds
11.6%
Collateral for Securities Loaned
1.9%
Liabilities in Excess of Other Assets
-1.7%

Value	Value
Liabilities in Excess of Other Assets	-1.7%
Collateral for Securities Loaned	1.9%
Money Market Funds	11.6%
Fixed Income	43.4%
Equity	44.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.9%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Short-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

TOPS Managed Risk Balanced ETF Portfolio - Class 1

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Balanced ETF Portfolio

Class 2

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$69	0.67%

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Balanced ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$14,156
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,550	$10,138
Dec-2016	$10,145	$11,351
Dec-2017	$11,218	$13,829
Dec-2018	$10,541	$13,223
Dec-2019	$12,075	$17,386
Dec-2020	$12,787	$20,585
Dec-2021	$13,883	$26,494
Dec-2022	$12,238	$21,696
Dec-2023	$13,343	$27,399
Dec-2024	$14,156	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	6.09%	3.23%	3.54%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$57,363,304
  Number of Portfolio Holdings30
  Advisory Fee $182,919
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.8%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.7%
Collateral for Securities Loaned	1.9%
Money Market Funds	11.6%
Fixed Income	43.4%
Equity	44.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.9%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Short-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

TOPS Managed Risk Balanced ETF Portfolio - Class 2

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Balanced ETF Portfolio

Class 3

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$79	0.77%

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Balanced ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$14,019
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,546	$10,138
Dec-2016	$10,121	$11,351
Dec-2017	$11,192	$13,829
Dec-2018	$10,504	$13,223
Dec-2019	$12,025	$17,386
Dec-2020	$12,706	$20,585
Dec-2021	$13,787	$26,494
Dec-2022	$12,121	$21,696
Dec-2023	$13,231	$27,399
Dec-2024	$14,019	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	5.96%	3.12%	3.44%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$57,363,304
  Number of Portfolio Holdings30
  Advisory Fee $182,919
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.8%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.7%
Collateral for Securities Loaned	1.9%
Money Market Funds	11.6%
Fixed Income	43.4%
Equity	44.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.9%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Short-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

TOPS Managed Risk Balanced ETF Portfolio - Class 3

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Balanced ETF Portfolio

Class 4

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$105	1.02%

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Balanced ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$13,669
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,523	$10,138
Dec-2016	$10,077	$11,351
Dec-2017	$11,109	$13,829
Dec-2018	$10,397	$13,223
Dec-2019	$11,871	$17,386
Dec-2020	$12,519	$20,585
Dec-2021	$13,556	$26,494
Dec-2022	$11,906	$21,696
Dec-2023	$12,933	$27,399
Dec-2024	$13,669	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	5.69%	2.86%	3.18%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$57,363,304
  Number of Portfolio Holdings30
  Advisory Fee $182,919
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.8%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.7%
Collateral for Securities Loaned	1.9%
Money Market Funds	11.6%
Fixed Income	43.4%
Equity	44.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.9%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Short-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

TOPS Managed Risk Balanced ETF Portfolio - Class 4

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Balanced ETF Portfolio

Investor Class

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.92%

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

TOPS Managed Risk Balanced ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$32,991
$10,521
Jul-2015
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,446	$9,765
Dec-2016	$10,009	$10,932
Dec-2017	$11,014	$13,319
Dec-2018	$10,389	$12,735
Dec-2019	$11,806	$16,745
Dec-2020	$12,457	$19,826
Dec-2021	$13,461	$25,517
Dec-2022	$9,203	$20,896
Dec-2023	$9,994	$26,389
Dec-2024	$10,521	$32,991

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Managed Risk Balanced ETF Portfolio	5.28%	-2.28%	0.54%
S&P 500® Index	25.02%	14.53%	13.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$57,363,304
  Number of Portfolio Holdings30
  Advisory Fee $182,919
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.8%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.7%
Collateral for Securities Loaned	1.9%
Money Market Funds	11.6%
Fixed Income	43.4%
Equity	44.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.9%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Short-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

TOPS Managed Risk Balanced ETF Portfolio - Investor Class

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Growth ETF Portfolio

Class 1

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$43	0.41%

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$15,131
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,114	$10,138
Dec-2016	$9,650	$11,351
Dec-2017	$11,383	$13,829
Dec-2018	$10,416	$13,223
Dec-2019	$12,220	$17,386
Dec-2020	$12,888	$20,585
Dec-2021	$14,537	$26,494
Dec-2022	$12,581	$21,696
Dec-2023	$14,023	$27,399
Dec-2024	$15,131	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	7.91%	4.37%	4.23%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$165,508,065
  Number of Portfolio Holdings26
  Advisory Fee $531,818
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.5%
Money Market Funds	11.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
76.6%
Fixed Income
11.8%
Money Market Funds
11.8%
Collateral for Securities Loaned
1.9%
Liabilities in Excess of Other Assets
-2.1%

Value	Value
Liabilities in Excess of Other Assets	-2.1%
Collateral for Securities Loaned	1.9%
Money Market Funds	11.8%
Fixed Income	11.8%
Equity	76.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.7%
Vanguard FTSE Developed Markets ETF	15.3%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Value ETF	4.5%
SPDR Portfolio S&P 500 Growth ETF	4.4%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

TOPS Managed Risk Growth ETF Portfolio - Class 1

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Growth ETF Portfolio

Class 2

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$69	0.66%

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$14,751
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,085	$10,138
Dec-2016	$9,591	$11,351
Dec-2017	$11,285	$13,829
Dec-2018	$10,300	$13,223
Dec-2019	$12,059	$17,386
Dec-2020	$12,685	$20,585
Dec-2021	$14,282	$26,494
Dec-2022	$12,322	$21,696
Dec-2023	$13,694	$27,399
Dec-2024	$14,751	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	7.71%	4.11%	3.96%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$165,508,065
  Number of Portfolio Holdings26
  Advisory Fee $531,818
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.5%
Money Market Funds	11.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.1%
Collateral for Securities Loaned	1.9%
Money Market Funds	11.8%
Fixed Income	11.8%
Equity	76.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.7%
Vanguard FTSE Developed Markets ETF	15.3%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Value ETF	4.5%
SPDR Portfolio S&P 500 Growth ETF	4.4%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

TOPS Managed Risk Growth ETF Portfolio - Class 2

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Growth ETF Portfolio

Class 3

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$79	0.76%

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$14,606
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,078	$10,138
Dec-2016	$9,578	$11,351
Dec-2017	$11,250	$13,829
Dec-2018	$10,256	$13,223
Dec-2019	$11,992	$17,386
Dec-2020	$12,613	$20,585
Dec-2021	$14,181	$26,494
Dec-2022	$12,226	$21,696
Dec-2023	$13,571	$27,399
Dec-2024	$14,606	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	7.63%	4.02%	3.86%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$165,508,065
  Number of Portfolio Holdings26
  Advisory Fee $531,818
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.5%
Money Market Funds	11.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.1%
Collateral for Securities Loaned	1.9%
Money Market Funds	11.8%
Fixed Income	11.8%
Equity	76.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.7%
Vanguard FTSE Developed Markets ETF	15.3%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Value ETF	4.5%
SPDR Portfolio S&P 500 Growth ETF	4.4%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

TOPS Managed Risk Growth ETF Portfolio - Class 3

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Growth ETF Portfolio

Class 4

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$105	1.01%

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$14,262
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,062	$10,138
Dec-2016	$9,529	$11,351
Dec-2017	$11,181	$13,829
Dec-2018	$10,165	$13,223
Dec-2019	$11,856	$17,386
Dec-2020	$12,431	$20,585
Dec-2021	$13,939	$26,494
Dec-2022	$12,007	$21,696
Dec-2023	$13,294	$27,399
Dec-2024	$14,262	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	7.28%	3.76%	3.61%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$165,508,065
  Number of Portfolio Holdings26
  Advisory Fee $531,818
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.5%
Money Market Funds	11.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.1%
Collateral for Securities Loaned	1.9%
Money Market Funds	11.8%
Fixed Income	11.8%
Equity	76.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.7%
Vanguard FTSE Developed Markets ETF	15.3%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Value ETF	4.5%
SPDR Portfolio S&P 500 Growth ETF	4.4%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

TOPS Managed Risk Growth ETF Portfolio - Class 4

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Growth ETF Portfolio

Investor Class

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.91%

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

TOPS Managed Risk Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$32,991
$14,501
Jul-2015
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,097	$9,765
Dec-2016	$9,591	$10,932
Dec-2017	$11,218	$13,319
Dec-2018	$10,284	$12,735
Dec-2019	$11,942	$16,745
Dec-2020	$12,530	$19,826
Dec-2021	$14,034	$25,517
Dec-2022	$12,155	$20,896
Dec-2023	$13,445	$26,389
Dec-2024	$14,501	$32,991

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Managed Risk Growth ETF Portfolio	7.86%	3.96%	4.01%
S&P 500® Index	25.02%	14.53%	13.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$165,508,065
  Number of Portfolio Holdings26
  Advisory Fee $531,818
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.5%
Money Market Funds	11.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.1%
Collateral for Securities Loaned	1.9%
Money Market Funds	11.8%
Fixed Income	11.8%
Equity	76.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.7%
Vanguard FTSE Developed Markets ETF	15.3%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Value ETF	4.5%
SPDR Portfolio S&P 500 Growth ETF	4.4%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

TOPS Managed Risk Growth ETF Portfolio - Investor Class

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Moderate Growth ETF Portfolio

Class 1

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$43	0.41%

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Moderate Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$15,164
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,390	$10,138
Dec-2016	$10,000	$11,351
Dec-2017	$11,418	$13,829
Dec-2018	$10,618	$13,223
Dec-2019	$12,379	$17,386
Dec-2020	$13,146	$20,585
Dec-2021	$14,642	$26,494
Dec-2022	$12,706	$21,696
Dec-2023	$14,055	$27,399
Dec-2024	$15,164	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	7.89%	4.14%	4.25%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$102,631,015
  Number of Portfolio Holdings28
  Advisory Fee $320,160
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	4.5%
Exchange-Traded Funds	84.5%
Money Market Funds	11.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
58.4%
Fixed Income
29.9%
Money Market Funds
11.4%
Collateral for Securities Loaned
4.7%
Liabilities in Excess of Other Assets
-4.4%

Value	Value
Liabilities in Excess of Other Assets	-4.4%
Collateral for Securities Loaned	4.7%
Money Market Funds	11.4%
Fixed Income	29.9%
Equity	58.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.0%
Vanguard FTSE Developed Markets ETF	11.7%
SPDR Portfolio Short Term Corporate Bond ETF	8.1%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 1

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Moderate Growth ETF Portfolio

Class 2

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$69	0.66%

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Moderate Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$14,795
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,364	$10,138
Dec-2016	$9,955	$11,351
Dec-2017	$11,333	$13,829
Dec-2018	$10,516	$13,223
Dec-2019	$12,230	$17,386
Dec-2020	$12,952	$20,585
Dec-2021	$14,385	$26,494
Dec-2022	$12,464	$21,696
Dec-2023	$13,752	$27,399
Dec-2024	$14,795	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	7.58%	3.88%	3.99%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$102,631,015
  Number of Portfolio Holdings28
  Advisory Fee $320,160
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	4.5%
Exchange-Traded Funds	84.5%
Money Market Funds	11.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.4%
Collateral for Securities Loaned	4.7%
Money Market Funds	11.4%
Fixed Income	29.9%
Equity	58.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.0%
Vanguard FTSE Developed Markets ETF	11.7%
SPDR Portfolio Short Term Corporate Bond ETF	8.1%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 2

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Moderate Growth ETF Portfolio

Class 3

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$79	0.76%

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Moderate Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$14,655
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,354	$10,138
Dec-2016	$9,928	$11,351
Dec-2017	$11,302	$13,829
Dec-2018	$10,468	$13,223
Dec-2019	$12,160	$17,386
Dec-2020	$12,878	$20,585
Dec-2021	$14,292	$26,494
Dec-2022	$12,359	$21,696
Dec-2023	$13,623	$27,399
Dec-2024	$14,655	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	7.58%	3.80%	3.90%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$102,631,015
  Number of Portfolio Holdings28
  Advisory Fee $320,160
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	4.5%
Exchange-Traded Funds	84.5%
Money Market Funds	11.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.4%
Collateral for Securities Loaned	4.7%
Money Market Funds	11.4%
Fixed Income	29.9%
Equity	58.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.0%
Vanguard FTSE Developed Markets ETF	11.7%
SPDR Portfolio Short Term Corporate Bond ETF	8.1%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Moderate Growth ETF Portfolio

Class 4

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$105	1.01%

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Moderate Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$14,280
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,333	$10,138
Dec-2016	$9,878	$11,351
Dec-2017	$11,223	$13,829
Dec-2018	$10,369	$13,223
Dec-2019	$12,015	$17,386
Dec-2020	$12,680	$20,585
Dec-2021	$14,039	$26,494
Dec-2022	$12,108	$21,696
Dec-2023	$13,324	$27,399
Dec-2024	$14,280	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	7.18%	3.51%	3.63%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$102,631,015
  Number of Portfolio Holdings28
  Advisory Fee $320,160
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	4.5%
Exchange-Traded Funds	84.5%
Money Market Funds	11.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.4%
Collateral for Securities Loaned	4.7%
Money Market Funds	11.4%
Fixed Income	29.9%
Equity	58.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.0%
Vanguard FTSE Developed Markets ETF	11.7%
SPDR Portfolio Short Term Corporate Bond ETF	8.1%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Moderate Growth ETF Portfolio

Investor Class

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.91%

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

TOPS Managed Risk Moderate Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$32,991
$13,305
Jul-2015
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,257	$9,765
Dec-2016	$9,818	$10,932
Dec-2017	$11,107	$13,319
Dec-2018	$10,354	$12,735
Dec-2019	$11,929	$16,745
Dec-2020	$12,588	$19,826
Dec-2021	$13,925	$25,517
Dec-2022	$12,137	$20,896
Dec-2023	$12,894	$26,389
Dec-2024	$13,305	$32,991

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Managed Risk Moderate Growth ETF Portfolio	3.19%	2.21%	3.07%
S&P 500® Index	25.02%	14.53%	13.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$102,631,015
  Number of Portfolio Holdings28
  Advisory Fee $320,160
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	4.5%
Exchange-Traded Funds	84.5%
Money Market Funds	11.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.4%
Collateral for Securities Loaned	4.7%
Money Market Funds	11.4%
Fixed Income	29.9%
Equity	58.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.0%
Vanguard FTSE Developed Markets ETF	11.7%
SPDR Portfolio Short Term Corporate Bond ETF	8.1%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

TOPS Managed Risk Moderate Growth ETF Portfolio - Investor Class

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

(b) Not applicable

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	The Code of Ethics is not posted on Registrant’ website.

(f)	A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FYE 2024 - $38,640
FYE 2023 - $36,810

(b)	Audit-Related Fees

FYE 2024 - None
FYE 2023 - None

(c)	Tax Fees

FYE 2024 - $11,620
FYE 2023 - $10,620

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

FYE 2024 – None
FYE 2023 – None

(e)	(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

	2024	2023
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2024 - $38,640
2023 - $36,810

(h)	The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements and Additional Information

December 31, 2024

TOPS® Managed Risk Balanced ETF Portfolio
TOPS® Managed Risk Growth ETF Portfolio
TOPS® Managed Risk Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC
Member FINRA

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 44.8%
42,812	FlexShares Global Upstream Natural Resources Index Fund	$1,556,644
86,663	iShares Global REIT ETF	2,077,312
18,500	iShares MSCI Emerging Markets ex China ETF	1,025,825
7,603	iShares MSCI USA Small-Cap Multifactor ETF	513,203
47,156	SPDR Portfolio S&P 400 Mid Cap ETF	2,578,962
11,564	SPDR Portfolio S&P 500 Growth ETF	1,016,476
70,231	SPDR Portfolio S&P 500 Value ETF	3,591,613
45,832	SPDR Portfolio S&P 600 Small Cap ETF	2,058,773
96,980	Vanguard FTSE Developed Markets ETF	4,637,584
34,951	Vanguard FTSE Emerging Markets ETF	1,539,242
8,519	Vanguard S&P 500 ETF	4,590,122
16,818	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	512,613
		25,698,369
	FIXED INCOME - 43.4%
38,887	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,154,687
33,738	SPDR Bloomberg Investment Grade Floating Rate ETF	1,036,769
121,731	SPDR Portfolio Short Term Corporate Bond ETF	3,634,888
66,886	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,545,735
44,862	Vanguard Intermediate-Term Treasury ETF	2,601,996
22,920	Vanguard Mortgage-Backed Securities ETF(a)	1,039,193
128,689	Vanguard Short-Term Inflation-Protected Securities ETF	6,231,121
35,709	Vanguard Short-Term Treasury ETF	2,077,550
10,600	Vanguard Total International Bond ETF	519,930
57,536	Xtrackers USD High Yield Corporate Bond ETF(a)	2,075,899
		24,917,768

	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,759,212)	50,616,137

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.5%
	COLLATERAL FOR SECURITIES LOANED – 1.9%
1,083,465	Federated Hermes Government Obligations Fund, Institutional Class, 4.36% (Cost $1,083,465)(b)	$1,083,465

	MONEY MARKET FUNDS - 11.6%
6,638,685	Invesco Government & Agency Portfolio, Institutional Class, 4.36% (Cost $6,638,685)(b)	6,638,685

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,722,150)	7,722,150

	TOTAL INVESTMENTS – 101.7% (Cost $54,481,362)	$58,338,287
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(974,983)
	NET ASSETS - 100.0%	$57,363,304

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
32	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	04/01/2025	$3,401,750	$(29,492)
2	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	03/24/2025	224,980	(12,758)
4	CME E-Mini Standard & Poor’s 500 Index Future	Bank of America Merrill Lynch	03/24/2025	1,187,150	(38,495)
1	CME E-Mini Standard & Poor’s MidCap 400 Index	Bank of America Merrill Lynch	03/24/2025	314,670	(17,005)
5	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	03/24/2025	566,875	(19,245)
8	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	03/24/2025	429,520	(16,365)
	TOTAL FUTURES CONTRACTS				$(133,360)

CBOT - Chicago Board of Trade

CME - Chicago Mercantile Exchange

ETF - Exchange-Traded Fund

ICE - Intercontinental Exchange

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $1,440,438 at December 31, 2024. The loaned securities were secured with cash collateral of $1,083,465 and non-cash collateral of $392,587. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economicvalue at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.4%
	EQUITY - 76.6%
165,726	FlexShares Global Upstream Natural Resources Index Fund	$6,025,797
251,618	iShares Global REIT ETF	6,031,284
107,675	iShares MSCI Emerging Markets ex China ETF	5,970,579
44,148	iShares MSCI USA Small-Cap Multifactor ETF	2,979,990
301,183	SPDR Portfolio S&P 400 Mid Cap ETF	16,471,698
83,927	SPDR Portfolio S&P 500 Growth ETF	7,377,183
145,663	SPDR Portfolio S&P 500 Value ETF	7,449,206
199,597	SPDR Portfolio S&P 600 Small Cap ETF	8,965,897
531,806	Vanguard FTSE Developed Markets ETF	25,430,964
135,277	Vanguard FTSE Emerging Markets ETF	5,957,599
57,767	Vanguard S&P 500 ETF	31,125,437
97,650	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,976,372
		126,762,006
	FIXED INCOME - 11.8%
28,225	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	3,015,559
129,454	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,991,682
52,099	Vanguard Intermediate-Term Treasury ETF	3,021,742
33,269	Vanguard Mortgage-Backed Securities ETF	1,508,416
93,402	Vanguard Short-Term Inflation-Protected Securities ETF	4,522,525
125,278	Xtrackers USD High Yield Corporate Bond ETF(a)	4,520,030
		19,579,954

	TOTAL EXCHANGE-TRADED FUNDS (Cost$12 3,940,620)	146,341,960

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.7%
	COLLATERAL FOR SECURITIES LOANED – 1.9%
3,140,388	Federated Hermes Government Obligations Fund, Institutional Class, 4.36% (Cost $3,140,388)(b)	$3,140,388

	MONEY MARKET FUNDS - 11.8%
19,583,371	Invesco Government & Agency Portfolio, Institutional Class, 4.36% (Cost $19,583,371)(b)	19,583,371

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,723,759)	22,723,759

	TOTAL INVESTMENTS – 102.1% (Cost $146,664,379)	$169,065,719
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%	(3,557,654)
	NET ASSETS - 100.0%	$165,508,065

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
36	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	04/01/2025	$3,826,968	$(33,180)
2	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	03/24/2025	224,980	(545)
3	CME E-Mini Standard & Poor’s 500 Index Future	Bank of America Merrill Lynch	03/24/2025	890,363	(8,137)
1	CME E-Mini Standard & Poor’s MidCap 400 Index	Bank of America Merrill Lynch	03/24/2025	314,670	(50)
4	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	03/24/2025	453,500	(2,380)
6	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	03/24/2025	322,140	(3,210)
	TOTAL FUTURES CONTRACTS				$(47,502)

CBOT - Chicago Board of Trade

CME - Chicago Mercantile Exchange

ETF - Exchange-Traded Fund

ICE - Intercontinental Exchange

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $3,306,875 at December 31, 2024. The loaned securities were secured with cash collateral of $3,140,388 and non-cash collateral of $253,993. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.3%
	EQUITY - 58.4%
102,357	FlexShares Global Upstream Natural Resources Index Fund	$3,721,701
155,406	iShares Global REIT ETF	3,725,082
33,251	iShares MSCI Emerging Markets ex China ETF	1,843,768
27,268	iShares MSCI USA Small-Cap Multifactor ETF	1,840,590
135,291	SPDR Portfolio S&P 400 Mid Cap ETF	7,399,065
20,727	SPDR Portfolio S&P 500 Growth ETF	1,821,903
53,982	SPDR Portfolio S&P 500 Value ETF	2,760,639
82,189	SPDR Portfolio S&P 600 Small Cap ETF	3,691,930
251,171	Vanguard FTSE Developed Markets ETF	12,010,997
83,554	Vanguard FTSE Emerging Markets ETF	3,679,718
30,580	Vanguard S&P 500 ETF	16,476,810
30,157	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	919,185
		59,891,388
	FIXED INCOME - 29.9%
43,484	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,645,831
279,875	SPDR Portfolio Short Term Corporate Bond ETF	8,357,068
79,955	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,847,760
48,264	Vanguard Intermediate-Term Treasury ETF	2,799,312
41,093	Vanguard Mortgage-Backed Securities ETF	1,863,156
115,371	Vanguard Short-Term Inflation-Protected Securities ETF	5,586,264
19,005	Vanguard Total International Bond ETF	932,195
128,955	Xtrackers USD High Yield Corporate Bond ETF(a)	4,652,697
		30,684,283

	TOTAL EXCHANGE-TRADED FUNDS (Cost$80,680,384)	90,575,671

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 16.1%
	COLLATERAL FOR SECURITIES LOANED – 4.7%
4,804,136	Federated Hermes Government Obligations Fund, Institutional Class, 4.36% (Cost $4,804,136)(b)	$4,804,136

	MONEY MARKET FUNDS - 11.4%
11,824,618	Invesco Government & Agency Portfolio, Institutional Class, 4.36% (Cost $11,824,618)(b)	11,824,618

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,628,754)	16,628,754

	TOTAL INVESTMENTS – 104.4% (Cost $97,309,138)	$107,204,425
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%	(4,573,410)
	NET ASSETS - 100.0%	$102,631,015

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
39	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	04/01/2025	$4,145,883	$(35,945)
4	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	03/24/2025	449,960	(25,518)
8	CME E-Mini Standard & Poor’s 500 Index Future	Bank of America Merrill Lynch	03/24/2025	2,374,300	(76,995)
4	CME E-Mini Standard & Poor’s MidCap 400 Index	Bank of America Merrill Lynch	03/24/2025	1,258,680	(68,045)
13	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	03/24/2025	1,473,875	(49,975)
17	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	03/24/2025	912,730	(34,775)
	TOTAL FUTURES CONTRACTS				$(291,253)

CBOT - Chicago Board of Trade

CME - Chicago Mercantile Exchange

ETF - Exchange-Traded Fund

ICE - Intercontinental Exchange

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $6,759,269 at December 31, 2024. The loaned securities were secured with cash collateral of $4,804,136 and non-cash collateral of $2,123,162. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities
December 31, 2024

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
Assets:	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investments in securities, at cost	$54,481,362	$146,664,379	$97,309,138
Investments in securities, at value (Securities on loan $1,440,438, $3,306,875 and $6,759,269, respectively)	$58,338,287	$169,065,719	$107,204,425
Deposits with Broker	290,482	189,492	639,856
Receivable for securities sold	—	—	32,530
Receivable for Portfolio shares sold	2,859	1,349	2,248
Interest and dividends receivable	25,685	76,715	46,006
Total Assets	58,657,313	169,333,275	107,925,065
Liabilities:
Due to Custodian	29,796	25,342	81,763
Collateral on securities loaned	1,083,465	3,140,388	4,804,136
Payable for Portfolio shares redeemed	13,320	522,558	59,461
Unrealized depreciation on futures contracts	133,360	47,502	291,253
Accrued distribution (12b-1) fees	14,959	40,920	27,073
Accrued investment advisory fees	15,012	43,404	26,688
Variation Margin	—	—	1,093
Payable to related parties and administrative service fees	4,097	5,096	2,583
Total Liabilities	1,294,009	3,825,210	5,294,050
Net Assets	$57,363,304	$165,508,065	$102,631,015

Components of Net Assets:
Paid-in capital	$58,591,281	$146,214,514	$104,218,359
Accumulated earnings (losses)	(1,227,977)	19,293,551	(1,587,344)
Net Assets	$57,363,304	$165,508,065	$102,631,015

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities (Continued)
December 31, 2024

	Managed Risk		Managed Risk		Managed Risk
	Balanced		Growth		Moderate Growth
	ETF Portfolio		ETF Portfolio		ETF Portfolio
Class 1 Shares:
Net assets	$652,398		$6,256,100		$538,048
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	46,659		487,168		42,574

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.98		$12.84		$12.64

Class 2 Shares:
Net assets	$34,845,007		$95,343,905		$55,315,748
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,414,300		7,385,335		4,072,165

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.43		$12.91		$13.58

Class 3 Shares:
Net assets	$18,653,567		$61,466,296		$42,663,842
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,315,185		4,871,307		3,424,824

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.18		$12.62		$12.46

Class 4 Shares:
Net assets	$3,212,293		$2,441,733		$4,113,331
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	242,532		189,856		345,239

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.24		$12.86		$11.91

Investor Class Shares:
Net assets	$39		$31		$46
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2		2		4

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$21.63	(a)	$14.20	(a)	$13.56	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Operations
For the Year Ended December 31, 2024

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Dividend income	$1,641,639	$3,598,593	$2,671,593
Interest income	361,364	1,038,979	631,138
Securities lending income	24,053	29,896	29,967
Total Investment Income	2,027,056	4,667,468	3,332,698
Expenses:
Investment advisory fees	182,919	531,818	320,160
Distribution fees (12b-1)
Class 2 Shares	91,501	253,350	141,179
Class 3 Shares	69,657	228,877	159,653
Class 4 Shares	22,798	18,673	24,990
Related parties and administrative service fees	75,612	197,335	122,143
Total Expenses	442,487	1,230,053	768,125
Net Investment Income	1,584,569	3,437,415	2,564,573

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments	1,062,195	8,720,450	2,361,090
Futures contracts	141,027	(2,870,743)	168,349
Total net realized gain	1,203,222	5,849,707	2,529,439
Net change in unrealized appreciation (depreciation) on:
Investments	1,203,739	4,942,294	3,456,049
Futures contracts	(319,444)	(807,394)	(695,784)
Total unrealized appreciation	884,295	4,134,900	2,760,265
Net Realized and Unrealized Gain on Investments and Futures Contracts	2,087,517	9,984,607	5,289,704
Net Increase in Net Assets Resulting from Operations	$3,672,086	$13,422,022	$7,854,277

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets

	Managed Risk Balanced ETF Portfolio
	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,584,569		$1,520,169
Net realized gain (loss) on investments and futures contracts	1,203,222		(1,067,966)
Net change in unrealized appreciation on investments and futures contracts	884,295		4,784,789
Net increase in net assets resulting from operations	3,672,086		5,236,992
From Distributions to Shareholders:
Total Distributions Paid
Class 1	(19,043)		(6,889)
Class 2	(928,119)		(253,996)
Class 3	(491,458)		(128,939)
Class 4	(81,127)		(20,032)
Investor Class	(0	) (a)	(0	) (a)
Total distributions to shareholders	(1,519,747)		(409,856)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,536		598,107
Class 2	4,165,840		5,862,174
Class 3	311,357		312,975
Class 4	31,514		29,838
Investor Class	—		16
Reinvestment of distributions
Class 1	19,043		6,889
Class 2	928,119		253,996
Class 3	491,458		128,939
Class 4	81,127		20,032
Investor Class	0	(a)	0	(a)
Cost of shares redeemed
Class 1	(166,405)		(3,817)
Class 2	(7,673,567)		(5,379,287)
Class 3	(3,370,693)		(3,317,052)
Class 4	(1,117,266)		(1,378,893)
Net decrease in net assets from share transactions of beneficial interest	(6,297,937)		(2,866,083)
Total Increase (Decrease) In Net Assets	(4,145,598)		1,961,053

Net Assets:
Beginning of year	61,508,902		59,547,849
End of year	$57,363,304		$61,508,902

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Balanced ETF Portfolio
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
SHARE ACTIVITY
Class 1
Shares Sold	109	122,806
Shares Reinvested	1,343	536
Shares reduced due to reverse split(a)	—	(99,708)
Shares Redeemed	(12,097)	(411)
Net increase (decrease) in shares of beneficial interest outstanding	(10,645)	23,223

Class 2
Shares Sold	289,281	819,750
Shares Reinvested	63,396	19,170
Shares reduced due to reverse split(a)	—	(4,877,462)
Shares Redeemed	(527,609)	(962,923)
Net decrease in shares of beneficial interest outstanding	(174,932)	(5,001,465)

Class 3
Shares Sold	21,823	50,318
Shares Reinvested	34,153	9,896
Shares reduced due to reverse split(a)	—	(3,110,959)
Shares Redeemed	(235,908)	(599,954)
Net decrease in shares of beneficial interest outstanding	(179,932)	(3,650,699)

Class 4
Shares Sold	2,383	5,204
Shares Reinvested	6,036	1,642
Shares reduced due to reverse split(a)	—	(681,922)
Shares Redeemed	(82,727)	(285,852)
Net decrease in shares of beneficial interest outstanding	(74,308)	(960,928)

Investor Class
Shares Sold	—	0	(b)
Shares Reinvested	0 (b)	0	(b)
Shares reduced due to reverse split(a)	—	(0	) (b)
Net increase in shares of beneficial interest outstanding	0 (b)	0	(b)

(a)	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(b)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$3,437,415		$3,842,314
Net realized gain on investments and futures contracts	5,849,707		4,283,772
Net change in unrealized appreciation on investments and futures contracts	4,134,900		11,392,842
Net increase in net assets resulting from operations	13,422,022		19,518,928
From Distributions to Shareholders:
Total Distributions Paid
Class 1	(158,156)		(69,904)
Class 2	(2,232,261)		(625,120)
Class 3	(1,404,518)		(346,299)
Class 4	(46,782)		(8,914)
Investor Class	(0	) (a)	(0	) (a)
Total distributions to shareholders	(3,841,717)		(1,050,237)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	423,874		209,339
Class 2	4,633,098		6,129,320
Class 3	405,168		345,139
Class 4	34,727		26,758
Investor Class	—		13
Reinvestment of distributions
Class 1	158,156		69,904
Class 2	2,232,261		625,120
Class 3	1,404,518		346,299
Class 4	46,782		8,914
Investor Class	0	(a)	0	(a)
Cost of shares redeemed
Class 1	(2,931,941)		(10,656,177)
Class 2	(23,218,753)		(14,378,621)
Class 3	(11,097,076)		(11,206,015)
Class 4	(1,166,337)		(621,658)
Net decrease in net assets from share transactions of beneficial interest	(29,075,523)		(29,101,665)
Total Decrease In Net Assets	(19,495,218)		(10,632,974)

Net Assets:
Beginning of year	185,003,283		195,636,257
End of year	$165,508,065		$185,003,283

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
SHARE ACTIVITY
Class 1
Shares Sold	32,304	18,156
Shares Reinvested	12,045	6,116
Shares reduced due to reverse split(a)	—	(857,833)
Shares Redeemed	(229,610)	(1,658,587)
Net decrease in shares of beneficial interest outstanding	(185,261)	(2,492,148)

Class 2
Shares Sold	359,141	881,627
Shares Reinvested	169,111	54,358
Shares reduced due to reverse split(a)	—	(9,056,482)
Shares Redeemed	(1,806,258)	(1,854,746)
Net decrease in shares of beneficial interest outstanding	(1,278,006)	(9,975,243)

Class 3
Shares Sold	31,893	51,091
Shares Reinvested	108,877	30,810
Shares reduced due to reverse split(a)	—	(6,038,179)
Shares Redeemed	(877,789)	(1,514,224)
Net decrease in shares of beneficial interest outstanding	(737,019)	(7,470,502)

Class 4
Shares Sold	2,772	3,295
Shares Reinvested	3,555	779
Shares reduced due to reverse split(a)	—	(292,563)
Shares Redeemed	(89,191)	(88,092)
Net decrease in shares of beneficial interest outstanding	(82,864)	(376,581)

Investor Class
Shares Sold	—	0	(b)
Shares Reinvested	0 (b)	0	(b)
Shares reduced due to reverse split(a)	—	(0	) (b)
Net increase in shares of beneficial interest outstanding	0 (b)	0	(b)

(a)	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(b)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$2,564,573	$2,583,621
Net realized gain (loss) on investments and futures contracts	2,529,439	(3,054,689)
Net change in unrealized appreciation on investments and futures contracts	2,760,265	10,945,127
Net increase in net assets resulting from operations	7,854,277	10,474,059
From Distributions to Shareholders:
Total Distributions Paid
Class 1	(15,230)	(2,901)
Class 2	(1,348,340)	(369,548)
Class 3	(1,116,608)	(306,591)
Class 4	(103,237)	(19,616)
Investor Class	(24)	(0	) (a)
Total distributions to shareholders	(2,583,439)	(698,656)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	254,467	20
Class 2	3,835,121	4,854,181
Class 3	338,264	360,540
Class 4	42,407	43,843
Investor Class	—	26
Reinvestment of distributions
Class 1	15,230	2,901
Class 2	1,348,340	369,548
Class 3	1,116,608	306,591
Class 4	103,237	19,616
Investor Class	24	0	(a)
Cost of shares redeemed
Class 1	(67,836)	(41,238)
Class 2	(8,376,655)	(10,254,341)
Class 3	(8,523,111)	(8,313,127)
Class 4	(466,786)	(795,208)
Net decrease in net assets from share transactions of beneficial interest	(10,380,690)	(13,446,648)
Total Decrease In Net Assets	(5,109,852)	(3,671,245)

Net Assets:
Beginning of year	107,740,867	111,412,112
End of year	$102,631,015	$107,740,867

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
SHARE ACTIVITY
Class 1
Shares Sold	20,518	2
Shares Reinvested	1,185	255
Shares reduced due to reverse split(a)	—	(109,761)
Shares Redeemed	(5,352)	(12,406)
Net increase (decrease) in shares of beneficial interest outstanding	16,351	(121,910)

Class 2
Shares Sold	285,099	1,366,564
Shares Reinvested	97,565	30,291
Shares reduced due to reverse split(a)	—	(17,648,726)
Shares Redeemed	(618,015)	(3,036,232)
Net decrease in shares of beneficial interest outstanding	(235,351)	(19,288,103)

Class 3
Shares Sold	26,939	58,015
Shares Reinvested	88,061	27,350
Shares reduced due to reverse split(a)	—	(16,939,809)
Shares Redeemed	(685,851)	(2,522,834)
Net decrease in shares of beneficial interest outstanding	(570,851)	(19,377,278)

Class 4
Shares Sold	3,596	10,098
Shares Reinvested	8,511	1,825
Shares reduced due to reverse split(a)	—	(1,600,648)
Shares Redeemed	(39,730)	(244,580)
Net decrease in shares of beneficial interest outstanding	(27,623)	(1,833,305)

Investor Class
Shares Sold	—	1
Shares Reinvested	2	0 (b)
Shares reduced due to reverse split(a)	—	(2)
Shares Redeemed	—	—
Net increase (decrease) in shares of beneficial interest outstanding	2	(1)

(a)	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(b)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of year	$13.53	$12.48	$38.19	$35.58	$34.89

Income (loss) from investment operations:
Net investment income (a)(b)	0.40	0.25	0.66	0.66	0.48
Net realized and unrealized gain (loss) on investments and futures contracts	0.47	0.93	(5.04)	2.46	1.56
Total income (loss) from investment operations	0.87	1.18	(4.38)	3.12	2.04

Less distributions from:
Net investment income	(0.42)	(0.07)	(7.05)	(0.51)	(0.87)
Net realized gain	—	(0.06)	(14.28)	—	(0.48)
Total distributions	(0.42)	(0.13)	(21.33)	(0.51)	(1.35)

Net asset value, end of year	$13.98	$13.53	$12.48	$38.19	$35.58
Total return (c)	6.38%	9.49%	(11.75)%	8.80%	6.17%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$652	$775	$142	$161	$148
Ratio of expenses to average net assets (d)	0.42%	0.43%	0.41%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	2.88%	3.34%	2.26%	1.75%	1.38%
Portfolio turnover rate	13%	21%	14%	9%	27%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of year	$13.96	$12.90	$38.01	$35.40	$34.71

Income (loss) from investment operations:
Net investment income (a)(b)	0.39	0.16	0.54	0.54	0.39
Net realized and unrealized gain (loss) on investments and futures contracts	0.48	1.00	(5.01)	2.49	1.56
Total income (loss) from investment operations	0.86	1.16	(4.47)	3.03	1.95

Less distributions from:
Net investment income	(0.39)	(0.04)	(6.36)	(0.42)	(0.78)
Net realized gain	—	(0.06)	(14.28)	—	(0.48)
Total distributions	(0.39)	(0.10)	(20.64)	(0.42)	(1.26)

Net asset value, end of year	$14.43	$13.96	$12.90	$38.01	$35.40
Total return (c)	6.09%	9.02%	(11.85)%	8.57%	5.90%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$34,845	$36,144	$32,612	$373,337	$382,900
Ratio of expenses to average net assets (d)	0.67%	0.68%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets (b)(d)	2.66%	2.65%	1.55%	1.46%	1.10%
Portfolio turnover rate	13%	21%	14%	9%	27%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 3 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of year	$13.73	$12.66	$38.19	$35.55	$34.89

Income (loss) from investment operations:
Net investment income (a)(b)	0.36	0.14	0.51	0.51	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.46	1.01	(5.01)	2.52	1.56
Total income (loss) from investment operations	0.82	1.15	(4.50)	3.03	1.89

Less distributions from:
Net investment income	(0.37)	(0.02)	(6.75)	(0.39)	(0.75)
Net realized gain	—	(0.06)	(14.28)	—	(0.48)
Total distributions	(0.37)	(0.08)	(21.03)	(0.39)	(1.23)

Net asset value, end of year	$14.18	$13.73	$12.66	$38.19	$35.55
Total return (c)	5.96%	9.16%	(12.08)%	8.51%	5.66%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$18,654	$20,522	$21,739	$81,163	$82,899
Ratio of expenses to average net assets (d)	0.77%	0.78%	0.76%	0.75%	0.75%
Ratio of net investment income to average net assets (b)(d)	2.54%	2.49%	1.56%	1.35%	1.00%
Portfolio turnover rate	13%	21%	14%	9%	27%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 4 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of year	$12.84	$11.88	$37.53	$34.86	$34.20

Income (loss) from investment operations:
Net investment income (a)(b)	0.30	0.11	0.45	0.39	0.24
Net realized and unrealized gain (loss) on investments and futures contracts	0.45	0.91	(4.98)	2.49	1.53
Total income (loss) from investment operations	0.75	1.02	(4.53)	2.88	1.77

Less distributions from:
Net investment income	(0.34)	—	(6.84)	(0.21)	(0.63)
Net realized gain	—	(0.06)	(14.28)	—	(0.48)
Total distributions	(0.34)	(0.06)	(21.12)	(0.21)	(1.11)

Net asset value, end of year	$13.24	$12.84	$11.88	$37.53	$34.86
Total return (c)	5.69%	8.63%	(12.17)%	8.28%	5.46%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$3,212	$4,068	$5,055	$6,494	$8,104
Ratio of expenses to average net assets (d)	1.02%	1.03%	1.01%	1.00%	1.00%
Ratio of net investment income to average net assets (b)(d)	2.25%	2.18%	1.61%	1.05%	0.74%
Portfolio turnover rate	13%	21%	14%	9%	27%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Investor Class Shares
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		December 31, 2023 *		December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of year	$20.80		$19.29		$40.26	$37.65	$36.96

Income (loss) from investment operations:
Net investment income (a)(b)	0.18		0.27		0.42	0.90	0.27
Net realized and unrealized gain (loss) on investments and futures contracts	1.04		1.34		(7.11)	2.13	1.68
Total income from investment operations	1.22		1.61		(6.69)	3.03	1.95

Less distributions from:
Net investment income	(0.39)		(0.04)		—	(0.42)	(0.78)
Net realized gain	—		(0.06)		(14.28)	—	(0.48)
Total distributions	(0.39)		(0.10)		(14.28)	(0.42)	(1.26)

Net asset value, end of year (c)	$21.63		$20.80		$19.29	$40.26	$37.65
Total return (d)	5.84	% (g)	8.52	% (g)	(11.73)%	8.06%	5.52%
Ratios and Supplemental Data:
Net assets, end of year (e)	$39		$36		$14	$16	$15
Ratio of expenses to average net assets (f)	0.92%		0.93%		0.91%	0.90%	0.90%
Ratio of net investment income to average net assets (b)(f)	2.15%		2.08%		1.51%	0.95%	0.64%
Portfolio turnover rate	13%		21%		14%	9%	27%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023 *		December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of year	$12.20	$11.04		$26.32	$23.64	$22.98

Income (loss) from investment operations:
Net investment income (a)(b)	0.28	0.15		0.36	0.42	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	0.69	1.11		(3.78)	2.60	0.88
Total income (loss) from investment operations	0.97	1.26		(3.42)	3.02	1.18

Less distributions from:
Net investment income	(0.33)	(0.08)		(2.18)	(0.34)	(0.52)
Net realized gain	—	(0.02)		(9.68)	—	—
Total distributions	(0.33)	(0.10)		(11.86)	(0.34)	(0.52)

Net asset value, end of year	$12.84	$12.20		$11.04	$26.32	$23.64
Total return (c)	7.91%	11.45	% (e)	(13.45)%	12.79%	5.46%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$6,256	$8,200		$17,478	$26,491	$28,548
Ratio of expenses to average net assets (d)	0.41%	0.41%		0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	2.16%	2.15%		1.71%	1.62%	1.34%
Portfolio turnover rate	14%	12%		18%	9%	37%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of year	$12.26	$11.10	$26.20	$23.52	$22.86

Income (loss) from investment operations:
Net investment income (a)(b)	0.25	0.14	0.30	0.34	0.24
Net realized and unrealized gain (loss) on investments and futures contracts	0.70	1.09	(3.78)	2.62	0.88
Total income (loss) from investment operations	0.95	1.23	(3.48)	2.96	1.12

Less distributions from:
Net investment income	(0.30)	(0.05)	(1.94)	(0.28)	(0.46)
Net realized gain	—	(0.02)	(9.68)	—	—
Total distributions	(0.30)	(0.07)	(11.62)	(0.28)	(0.46)

Net asset value, end of year	$12.91	$12.26	$11.10	$26.20	$23.52
Total return (c)	7.71%	11.14%	(13.73)%	12.59%	5.19%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$95,344	$106,222	$103,516	$619,200	$613,432
Ratio of expenses to average net assets (d)	0.66%	0.66%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b)(d)	1.97%	2.10%	1.28%	1.34%	1.10%
Portfolio turnover rate	14%	12%	18%	9%	37%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 3 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of year	$11.99	$10.86	$26.08	$23.42	$22.74

Income (loss) from investment operations:
Net investment income (a)(b)	0.24	0.13	0.30	0.32	0.22
Net realized and unrealized gain (loss) on investments and futures contracts	0.68	1.06	(3.76)	2.58	0.90
Total income (loss) from investment operations	0.92	1.19	(3.46)	2.90	1.12

Less distributions from:
Net investment income	(0.29)	(0.04)	(2.08)	(0.24)	(0.44)
Net realized gain	—	(0.02)	(9.68)	—	—
Total distributions	(0.29)	(0.06)	(11.76)	(0.24)	(0.44)

Net asset value, end of year	$12.62	$11.99	$10.86	$26.08	$23.42
Total return (c)	7.63%	11.00%	(13.79)%	12.43%	5.18%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$61,466	$67,253	$71,051	$144,867	$149,766
Ratio of expenses to average net assets (d)	0.76%	0.76%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b)(d)	1.88%	1.97%	1.32%	1.23%	0.99%
Portfolio turnover rate	14%	12%	18%	9%	37%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 4 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of year	$12.21	$11.06	$26.32	$23.64	$22.96

Income (loss) from investment operations:
Net investment income (a)(b)	0.20	0.12	0.24	0.26	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	0.70	1.06	(3.76)	2.60	0.90
Total income (loss) from investment operations	0.90	1.18	(3.52)	2.86	1.06

Less distributions from:
Net investment income	(0.25)	(0.01)	(2.06)	(0.18)	(0.38)
Net realized gain	—	(0.02)	(9.68)	—	—
Total distributions	(0.25)	(0.03)	(11.74)	(0.18)	(0.38)

Net asset value, end of year	$12.86	$12.21	$11.06	$26.32	$23.64
Total return (c)	7.28%	10.71%	(13.86)%	12.13%	4.85%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$2,442	$3,329	$3,590	$4,639	$4,592
Ratio of expenses to average net assets (d)	1.01%	1.01%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b)(d)	1.56%	1.72%	1.18%	0.99%	0.74%
Portfolio turnover rate	14%	12%	18%	9%	37%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Investor Class Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of year	$13.44	$12.22	$27.36	$24.68	$24.02

Income (loss) from investment operations:
Net investment income (a)(b)	0.12	0.22	0.40	0.48	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	0.94	1.07	(3.92)	2.48	1.02
Total income (loss) from investment operations	1.06	1.29	(3.52)	2.96	1.12

Less distributions from:
Net investment income	(0.30)	(0.05)	(1.94)	(0.28)	(0.46)
Net realized gain	—	(0.02)	(9.68)	—	—
Total distributions	(0.30)	(0.07)	(11.62)	(0.28)	(0.46)

Net asset value, end of year (c)	$14.20	$13.44	$12.22	$27.36	$24.68
Total return (d)	7.86%	10.61%	(13.38)%	12.00%	4.92%

Ratios and Supplemental Data:
Net assets, end of year (e)	$31	$29	$14	$16	$15
Ratio of expenses to average net assets (f)	0.91%	0.91%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets (b)(f)	1.46%	1.62%	1.08%	0.89%	0.64%
Portfolio turnover rate	14%	12%	18%	9%	37%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of year	$12.05	$11.00	$67.50	$61.45	$59.95

Income (loss) from investment operations:
Net investment income (a)(b)	0.36	0.09	0.80	1.10	0.80
Net realized and unrealized gain (loss) on investments and futures contracts	0.60	1.07	(9.30)	5.85	2.70
Total income (loss) from investment operations	0.96	1.16	(8.50)	6.95	3.50

Less distributions from:
Net investment income	(0.37)	(0.08)	(10.45)	(0.90)	(1.50)
Net realized gain	—	(0.03)	(37.55)	—	(0.50)
Total distributions	(0.37)	(0.11)	(48.00)	(0.90)	(2.00)

Net asset value, end of year	$12.64	$12.05	$11.00	$67.50	$61.45
Total return (c)	7.89%	10.62%	(13.22)%	11.38%	6.20%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$538	$316	$326	$1,167	$1,116
Ratio of expenses to average net assets (d)	0.41%	0.41%	0.41%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	2.87%	2.72%	1.79%	1.68%	1.43%
Portfolio turnover rate	13%	14%	14%	9%	32%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of year	$12.93	$11.80	$67.25	$61.25	$59.75

Income (loss) from investment operations:
Net investment income (a)(b)	0.33	0.08	0.85	0.90	0.65
Net realized and unrealized gain (loss) on investments and futures contracts	0.66	1.13	(9.40)	5.85	2.70
Total income (loss) from investment operations	0.99	1.21	(8.55)	6.75	3.35

Less distributions from:
Net investment income	(0.34)	(0.05)	(9.35)	(0.75)	(1.35)
Net realized gain	—	(0.03)	(37.55)	—	(0.50)
Total distributions	(0.34)	(0.08)	(46.90)	(0.75)	(1.85)

Net asset value, end of year	$13.58	$12.93	$11.80	$67.25	$61.25
Total return (c)	7.58%	10.33%	(13.35)%	11.06%	5.91%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$55,316	$55,692	$55,717	$626,034	$629,522
Ratio of expenses to average net assets (d)	0.66%	0.66%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets (b)(d)	2.47%	2.46%	1.41%	1.41%	1.16%
Portfolio turnover rate	13%	14%	14%	9%	32%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 3 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of year	$11.88	$10.85	$67.05	$61.05	$59.50

Income (loss) from investment operations:
Net investment income (a)(b)	0.29	0.07	0.75	0.85	0.60
Net realized and unrealized gain (loss) on investments and futures contracts	0.62	1.04	(9.35)	5.85	2.70
Total income (loss) from investment operations	0.91	1.11	(8.60)	6.70	3.30

Less distributions from:
Net investment income	(0.33)	(0.05)	(10.05)	(0.70)	(1.25)
Net realized gain	—	(0.03)	(37.55)	—	(0.50)
Total distributions	(0.33)	(0.08)	(47.60)	(0.70)	(1.75)

Net asset value, end of year	$12.46	$11.88	$10.85	$67.05	$61.05
Total return (c)	7.58%	10.23%	(13.53)%	10.98%	5.90%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$42,664	$47,487	$50,774	$157,188	$159,926
Ratio of expenses to average net assets (d)	0.76%	0.76%	0.76%	0.75%	0.75%
Ratio of net investment income to average net assets (b)(d)	2.34%	2.34%	1.44%	1.30%	1.06%
Portfolio turnover rate	13%	14%	14%	9%	32%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 4 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of year	$11.39	$10.40	$66.80	$60.80	$59.30

Income (loss) from investment operations:
Net investment income (a)(b)	0.25	0.06	0.55	0.70	0.45
Net realized and unrealized gain (loss) on investments and futures contracts	0.58	0.98	(9.25)	5.80	2.65
Total income (loss) from investment operations	0.83	1.04	(8.70)	6.50	3.10

Less distributions from:
Net investment income	(0.30)	(0.02)	(10.15)	(0.50)	(1.10)
Net realized gain	—	(0.03)	(37.55)	—	(0.50)
Total distributions	(0.30)	(0.05)	(47.70)	(0.50)	(1.60)

Net asset value, end of year	$11.91	$11.39	$10.40	$66.80	$60.80
Total return (c)	7.18%	10.04%	(13.76)%	10.72%	5.53%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$4,113	$4,246	$4,595	$6,376	$6,657
Ratio of expenses to average net assets (d)	1.01%	1.01%	1.01%	1.00%	1.00%
Ratio of net investment income to average net assets (b)(d)	2.12%	2.08%	1.37%	1.04%	0.80%
Portfolio turnover rate	13%	14%	14%	9%	32%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Investor Class Shares
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of year	$26.42		$24.95	$71.35	$65.20	$63.70

Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.28		0.31	(0.70)	1.05	0.45
Net realized and unrealized gain (loss) on investments and futures contracts	1.65		1.24	(8.15)	5.85	2.90
Total income (loss) from investment operations	1.93		1.55	(8.85)	6.90	3.35

Less distributions from:
Net investment income	(14.79)		(0.05)	—	(0.75)	(1.35)
Net realized gain	—		(0.03)	(37.55)	—	(0.50)
Total distributions	(14.79)		(0.08)	(37.55)	(0.75)	(1.85)

Net asset value, end of year	$13.56		$26.42	$24.95	$71.35	$65.20 (f)
Total return (c)	7.33	% (g)	6.24%	(12.84)%	10.62%	5.52%

Ratios and Supplemental Data:
Net assets, end of year (d)	$46		$42	$15	$521,296	$15
Ratio of expenses to average net assets (e)	0.91%		0.91%	0.91%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets (b)(e)	2.02%		1.98%	(0.92)%	1.49%	0.70%
Portfolio turnover rate	13%		14%	14%	9%	32%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Rounded net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	NAV does not recalculate due to rounding of net assets.

(g)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements
December 31, 2024

1.	ORGANIZATION

The TOPS® Managed Risk ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of three different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The Portfolios are “fund of funds”, in that the Portfolios will generally invest in other investment companies. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Managed Risk Balanced ETF	Income and capital appreciation with less volatility than the fixed
Portfolio	income and equity markets as a whole.
Managed Risk Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.
Managed Risk Moderate Growth Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

The Portfolios currently offer five classes of shares: Class 1 Shares, Class 2 Shares, Class 3 Shares, Class 4 Shares, and Investor Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Effective August 18, 2023, each class of shares of the Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio underwent a reverse share split in the following ratios:

Portfolio	Reverse Share Split Ratio
Managed Risk Balanced ETF Portfolio	3 for 1
Managed Risk Growth ETF Portfolio	2 for 1
Managed Risk Moderate Growth ETF Portfolio	5 for 1

The effect of the reverse share split decreased the number of shares outstanding for each of the Portfolios listed by a split factor shown above, with a corresponding increase in the net asset value (“NAV”) per share. This event does not impact the overall net assets of each class. The share activity presented in the Statements of Changes and the per share data presented in the Financial Highlights have been retroactively adjusted to reflect this reverse share split.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the portfolio manager and Chief Financial Officer of the Funds, who are responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors or trustees of the open-end investment companies.

The Porfolios may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2024

respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolios’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for each Portfolio’s investments measured at fair value:

Managed Risk Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$50,616,137	$—	$—	$50,616,137
Short-Term Investments	7,722,150	—	—	7,722,150
Total	$58,338,287	$—	$—	$58,338,287

Liabilities*	Level 1	Level 2	Level 3	Total
Futures Contracts **	$133,360	$—	$—	$133,360

Managed Risk Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$146,341,960	$—	$—	$146,341,960
Short-Term Investments	22,723,759	—	—	22,723,759
Total	$169,065,719	$—	$—	$169,065,719

Liabilities*	Level 1	Level 2	Level 3	Total
Futures Contracts **	$47,502	$—	$—	$47,502

Managed Risk Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$90,575,671	$—	$—	$90,575,671
Short-Term Investments	16,628,754	—	—	16,628,754
Total	$107,204,425	$—	$—	$107,204,425

Liabilities*	Level 1	Level 2	Level 3	Total
Futures Contracts **	$291,253	$—	$—	$291,253

The Portfolios did not hold any Level 2 or 3 securities during the year ended December 31, 2024.

*	Refer to the Schedule of Investments for security classifications.

**	Cumulative unrealized depreciation of futures contracts is reported in the above table.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2024

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 through December 31, 2023 or expected to be taken in the Portfolios’ December 31, 2024 year-end tax return. Each Portfolio identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2024

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Asset and Liabilities as of December 31, 2024:

Managed Risk Balanced ETF Portfolio
	Statement of Assets and Liabilities	Unrealized Appreciation
Contract Type/Primary Risk Exposure	Location	(Depreciation)
Equity Risk	Unrealized depreciation on futures contracts	$(103,868)
Interest Risk	Unrealized depreciation on futures contracts	(29,492)
Total		$(133,360)

Managed Risk Growth ETF Portfolio
	Statement of Assets and Liabilities	Unrealized Appreciation
Contract Type/Primary Risk Exposure	Location	(Depreciation)
Equity Risk	Unrealized depreciation on futures contracts	$(14,322)
Interest Risk	Unrealized depreciation on futures contracts	(33,180)
Total		$(47,502)

Managed Risk Moderate Growth ETF Portfolio
	Statement of Assets and Liabilities	Unrealized Appreciation
Contract Type/Primary Risk Exposure	Location	(Depreciation)
Equity Risk	Unrealized depreciation on futures contracts	$(255,308)
Interest Risk	Unrealized depreciation on futures contracts	(35,945)
Total		$(291,253)

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2024

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Operations for the year ended December 31, 2024:

Managed Risk Balanced ETF Portfolio
			Realized and Unrealized
		Location of Gain (Loss) on Derivatives	Gain (Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized gain on futures contracts	$166,175
Futures Contracts	Interest Risk	Net realized loss on futures contracts	(25,148)
Total			$141,027

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(217,295)
Futures Contracts	Interest Risk	Net change in unrealized depreciation on futures contracts	(102,149)
Total			$(319,444)

Managed Risk Growth ETF Portfolio
			Realized and Unrealized
		Location of Gain (Loss) on Derivatives	Gain (Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized loss on futures contracts	$(2,844,228)
Futures Contracts	Interest Risk	Net realized loss on futures contracts	(26,516)
Total			$(2,870,744)

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(674,917)
Futures Contracts	Interest Risk	Net change in unrealized depreciation on futures contracts	(132,477)
Total			$(807,394)

Managed Risk Moderate Growth ETF Portfolio
			Realized and Unrealized
		Location of Gain (Loss) on Derivatives	Gain (Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized gain on futures contracts	$197,349
Futures Contracts	Interest Risk	Net realized loss on futures contracts	(29,000)
Total			$168,349

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(553,621)
Futures Contracts	Interest Risk	Net change in unrealized depreciation on futures contracts	(142,163)
Total			$(695,784)

The notional value of the derivative instruments outstanding as of December 31, 2024 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Portfolio.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2024

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Portfolio’s performance.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash and securities as collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Securities received as collateral are U.S. government securities; securities received as collateral, if any, are not recognized as portfolio assets. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the Borrower fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2024

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of December 31, 2024:

			Net Amounts
		Gross Amounts	of Assets
		Offset in the	Presented in
	Gross Amounts	Statements of	the Statements	Financial
	of Recognized	Assets &	of Assets &	Instruments	Cash Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Received	Received	Assets

Managed Risk Balanced ETF Portfolio
Description:
Securities Loaned	$1,440,438	$—	$1,440,438	$392,587	$1,047,851	—
Total	$1,440,438	$—	$1,440,438	$392,587	$1,047,851	$—

Managed Risk Growth ETF Portfolio
Description:
Securities Loaned	$3,306,875	$—	$3,306,875	$253,993	$3,052,882	—
Total	$3,306,875	$—	$3,306,875	$253,993	$3,052,882	$—

Managed Risk Moderate Growth ETF Portfolio
Description:
Securities Loaned	$6,759,269	$—	$6,759,269	$2,123,162	$4,636,107	—
Total	$6,759,269	$—	$6,759,269	$2,123,162	$4,636,107	$—

*	The amount is limited to the securities loaned asset balance and accordingly, does not include excess collateral pledged.

The following table breaks out the holdings received as collateral as of December 31, 2024:

Securities Lending Transactions
Overnight and Continuous
Managed Risk Balanced ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$1,083,465

Managed Risk Growth ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$3,140,388

Managed Risk Moderate Growth ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$4,804,136

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2024

The fair value of the securities loaned for the Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio totaled $1,440,438, $3,306,875 and $6,759,269 as of December 31, 2024, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “collateral for securities loaned” on each Schedule of Investments includes only cash collateral received and reinvested that totaled $1,083,465, $3,140,388, and $4,804,136 for the Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio as of December 31, 2024, respectively. This amount is offset by a liability recorded as “Collateral on securities loaned.” The Managed Risk Balanced ETF Portfolio and Managed Risk Growth ETF Portfolio did not receive cash collateral as of December 31, 2024. At December 31, 2024, the Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio received non-cash collateral of $392,587, $253,993 and $2,123,162, respectively. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of a Portfolio at the Portfolio’s custodian. A Portfolio cannot pledge or resell the collateral.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, were as follows:

Portfolio	Purchases	Sales
Managed Risk Balanced ETF Portfolio	$6,925,102	$12,747,000
Managed Risk Growth ETF Portfolio	21,895,106	52,162,291
Managed Risk Moderate Growth ETF Portfolio	12,699,053	22,901,027

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management, LLC as the Portfolios’ Sub -Advisor (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.30% of each Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub -Advisor, on behalf of the Portfolios, the Advisor, not the Portfolios, pays the Sub -Advisor a fee, which is computed and accrued daily and paid monthly. For the year ended December 31, 2024, the Portfolios paid the following in advisory fees:

Portfolio	Advisory Fees
Managed Risk Balanced ETF Portfolio	$182,919
Managed Risk Growth ETF Portfolio	531,818
Managed Risk Moderate Growth ETF Portfolio	320,160

The Trust, with respect to the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for each of Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares. The fee is calculated at an annual rate of 0.25%, 0.35%, 0.60%, and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the year ended December 31, 2024, the Portfolios paid the following in distribution fees under the Plan.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2024

Portfolio	Distribution Fees
Managed Risk Balanced ETF Portfolio	$183,956
Managed Risk Growth ETF Portfolio	500,900
Managed Risk Moderate Growth ETF Portfolio	325,822

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with UFS, each Portfolio pays to UFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense, Trustees fees and Custody Fees.

For the year ended December 31, 2024, the Trustees received fees in the amount $20,440 on behalf of each Portfolio.

The approved entities may be affiliates of UFS and the Distributor. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from UFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from UFS under the administrative servicing agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio was as follows:

Managed Risk Balanced ETF Portfolio
Forethought Life Insurance Company	28%
Pruco Life Insurance Co.	27%

Managed Risk Growth ETF Portfolio
Forethought Life Insurance Company	35%
Minnesota Life Insurance Co.	27%

Managed Risk Moderate Growth ETF Portfolio
Forethought Life Insurance Company	37%
Pruco Life Insurance Co.	25%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The table below represents aggregate cost for federal tax purposes for the Portfolios as of December 31, 2024 and differs from market value by net unrealized appreciation/depreciation which consisted of:

				Tax Net
	Cost for			Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Portfolio	Purposes	Appreciation	Depreciation	(Depreciation)
Managed Risk Balanced ETF Portfolio	$56,744,322	$5,296,401	$(3,702,436)	$1,593,965
Managed Risk Growth ETF Portfolio	149,637,028	24,628,635	(5,199,944)	$19,428,691
Managed Risk Moderate Growth ETF Portfolio	100,669,573	12,236,378	(5,701,526)	$6,534,852

The tax character of the Portfolios distributions paid for the years ended December 31, 2024, and December 31, 2023 was as follows:

For the year ended December 31, 2024:
	Ordinary	Long-Term
	Income	Capital Gains	Total
Managed Risk Balanced ETF Portfolio	$1,519,747	$—	$1,519,747
Managed Risk Growth ETF Portfolio	3,841,717	—	3,841,717
Managed Risk Moderate Growth ETF Portfolio	2,583,439	—	2,583,439

For the year ended December 31, 2023:
	Ordinary	Long-Term
	Income	Capital Gains	Total
Managed Risk Balanced ETF Portfolio	$132,052	$277,804	$409,856
Managed Risk Growth ETF Portfolio	783,195	267,042	1,050,237
Managed Risk Moderate Growth ETF Portfolio	390,620	308,036	698,656

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Managed Risk Balanced ETF Portfolio	$1,584,537	$—	$—	$(4,406,479)	$—	$1,593,965	$(1,227,977)
Managed Risk Growth ETF Portfolio	3,436,769	—	—	(3,571,909)	—	19,428,691	19,293,551
Managed Risk Moderate Growth ETF Portfolio	2,564,298	—	—	(10,686,494)	—	6,534,852	(1,587,344)

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2024

The difference between book basis and tax basis accumulated net realized gains/ losses, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market treatment of Section 1256 futures contracts.

At December 31, 2024, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

	Non-Expiring
				Capital Loss
				Carry
				Forwards
Portfolio	Short-Term	Long-Term	Total	Utilized
Managed Risk Balanced ETF Portfolio	$54,435	$4,352,044	$4,406,479	$778,865
Managed Risk Growth ETF Portfolio	3,571,909	—	3,571,909	4,843,784
Managed Risk Moderate Growth ETF Portfolio	1,237,592	9,448,902	10,686,494	1,619,936

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Variable Trust and Shareholders of TOPS Managed Risk Balanced ETF
Portfolio, TOPS Managed Risk Growth ETF Portfolio, and TOPS Managed Risk Moderate Growth ETF Portfolio

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of TOPS Managed Risk Balanced ETF Portfolio, TOPS Managed Risk Growth ETF Portfolio, and TOPS Managed Risk Moderate Growth ETF Portfolio (the “Portfolios”), each a portfolio constituting the Northern Lights Variable Trust (the “Trust”), including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
February 24, 2025

We have served as the auditor of one or more TOPS Portfolios investment companies since 2019.

TOPS® Managed Risk ETF Portfolios
Supplemental Information (Unaudited)
December 31, 2024

FOREIGN TAX CREDIT

The Portfolios intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended December 31, 2024 and December 31, 2023, were as follows:

For Fiscal Year Ended
December 31, 2024	Foreign Taxes Paid	Foreign Source Income
Managed Risk Balanced ETF Portfolio	$0.0053	$0.0767
Managed Risk Growth ETF Portfolio	0.0079	0.1055
Managed Risk Moderate Growth ETF Portfolio	0.0060	0.0860

For Fiscal Year Ended
December 31, 2023	Foreign Taxes Paid	Foreign Source Income
Managed Risk Balanced ETF Portfolio	$0.0022	$0.0227
Managed Risk Growth ETF Portfolio	0.0032	0.0270
Managed Risk Moderate Growth ETF Portfolio	0.0024	0.0242

TOPS® Managed Risk ETF Portfolios
Additional Information (Unaudited)
December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

ValMark Advisers, Inc. - Adviser to the following:

TOPS® Aggressive Growth ETF Portfolio	TOPS® Managed Risk Balanced ETF Portfolio (“TOPS
(“TOPS Aggressive”),	Risk Balanced”),
TOPS® Balanced ETF Portfolio	TOPS® Managed Risk Flex ETF Portfolio
(“TOPS Balanced”),	(“TOPS Risk Flex”),
TOPS® Conservative ETF Portfolio	TOPS® Managed Risk Growth ETF Portfolio
(“TOPS Conservative”),	(“TOPS Risk Growth”), and
TOPS® Growth ETF Portfolio	TOPS® Managed Risk Moderate Growth ETF
(“TOPS Growth”), and	Portfolio, (“TOPS Risk Moderate”),
TOPS® Moderate Growth ETF Portfolio	(collectively “TOPS Risk Managed Portfolios” or
(“TOPS Moderate”)	“TOPS Portfolio”)*
(collectively “TOPS Non-Risk Managed Portfolios” or
“TOPS Portfolio”)*

In connection with the regular meeting held on November 12-13, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between ValMark Advisers, Inc (the “Adviser”) and the Trust, with respect to each TOPS Portfolio (individually the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board stated that the Adviser provided fee based portfolio management, financial planning, consulting, risk management services, and created and managed ETF portfolio programs. The Board examined the background information of the key investment professionals servicing the TOPS Portfolios taking into consideration their diverse financial industry experience and education and noted there were no material personnel changes. The Board remarked that the Adviser constructed portfolios that were diversified across many asset classes using proprietary technology which analyses historical performance, correlations and risks as measured by return volatility of the selected assets. The Board recognized that the Adviser set the asset allocation, selected the appropriate ETFs, performed deep dive analysis and monitoring of the underlying investments, oversaw the sub-adviser’s trading of the Tops Portfolios, and also monitored and instructed rebalancing of the Tops Portfolios back to the relevant target asset allocation when percentages diverged. The Board further observed that the Adviser executed on-going diligence and supervision of the sub-adviser, which included compliance and trading oversight of the TOPS Managed Risk Portfolios and supervision of the trading for the TOPS Non-Managed Risk Portfolios. They considered that the Adviser’s cybersecurity committee ensured cyber policies, procedures, and protocols were evaluated, up to date, and recounted no cybersecurity incidents

TOPS® Managed Risk ETF Portfolios
Additional Information (Unaudited) (Continued)
December 31, 2024

over the past year. The Board reflected that the Adviser assigned trading execution to the sub-adviser but employed a best execution committee to evaluate executing brokers and supervise execution. The Board also recognized that the Adviser had committed staff and technological resources to assist the programs and the TOPS Portfolios’ compliance requirements. The Board concluded that the Adviser continued to provide a high level of service to the TOPs Portfolios and each of their respective shareholders.

Performance.

TOPS Aggressive. The Board observed the Fund’s objective of providing capital appreciation and that it received a three-star Morningstar rating. The Board assessed the performance of the Fund, noting that the Fund underperformed the benchmark index, peer group median and category in the one-year, five-year and since inception periods. They noted that it underperformed its benchmark in the three-year period but outperformed the peer median group and Morningstar category median over the same time. The Board recounted that the Adviser attributed underperformance to the Fund’s overweighting in equity exposure, mid and small-cap equities, international markets, and value stocks compared to its peer funds. The Board established that the Fund’s performance was consistent with the strategies disclosed in its prospectus.

TOPS Balanced. The Board examined the Fund’s objective, noting that the Fund provided income and capital appreciation. The Board recognized that the Fund underperformed the peer group median, category median and benchmark for the one-year, ten-year and since inception periods. They noted that the Fund outperformed its peer group median for the three-year and five-year periods and that it underperformed its benchmark index for the same period. The Board noted that the Adviser attributed underperformance to the Fund’s overweighting in equity, international and value stocks. The Board concurred that the Fund’s performance was consistent with the strategies disclosed in its prospectus.

TOPS Conservative. The Board reviewed the Fund’s objective of preservation of capital and moderate income and moderate capital appreciation. They further remarked that the Fund had received a three-star Morningstar rating. The Board recognized that the Fund underperformed its category median and benchmark for the one-year, five-year, and ten-year periods and outperformed its peer group median over the same time. The Board further stated that the Fund outperformed its category and peer group median for the three-year period while it underperformed its benchmark. The Board discussed the low standard deviation, which was in the top quartile for its peer group and category for the one, three, five and ten year periods. The Board also acknowledged the adviser’s assertion that a lower weighting to growth equities and a higher exposure to mid and small cap equities compared to its peers affected the Fund’s relative performance. The Board concluded that the Fund was achieving its objective, and that the Adviser was applying the strategy as anticipated.

TOPS Growth. The Board noted the Fund’s objective and noted that it sought capital appreciation and received a three-star Morningstar rating. The Board established that the Fund underperformed against it benchmark, category median and peer group median for the one-year period, and that it outperformed its peer group median and category median for the three, five, ten and since inception periods while underperforming its benchmark over the same periods. The Board agreed that the Fund achieved its investment objective as designed and disclosed in its prospectus.

TOPS Moderate. The Board considered the Fund’s objective, noting that it sought capital appreciation and received a three-star Morningstar rating. They observed that the Fund underperformed its benchmark, category and peer group medians for the one-year period. They recognized that the Fund underperformed its benchmark and outperformed its category and peer group medians for the three, five, and ten -year periods. The Board concluded that the Fund was achieving its stated investment objective, and that the Adviser was executing the strategy as expected.

TOPS Risk Balanced. The Board evaluated the Fund’s objective and noted that it sought income and capital appreciation with less volatility than the fixed and equity markets as a whole and received a three-star Morningstar rating. The Board stated that the Fund underperformed its benchmark, and peer group and category median for the one-year, ten-year, and since inception periods. The Board observed that the Fund underperformed the peer group median and benchmark for the three and five-year period and outperformed the category median over the same time. They also noted the effect of the Fund’s hedging strategy on performance, which lowers returns but also lowers volatility and placed the Fund’s standard deviation in the top quartile for the one, three and five-year periods. The Board concluded that the Fund executed its investment strategy as designed and disclosed in its prospectus.

TOPS® Managed Risk ETF Portfolios
Additional Information (Unaudited) (Continued)
December 31, 2024

TOPS Risk Flex . The Board considered the Fund’s objective and noted that the Fund sought income and capital appreciation with less volatility than fixed income and equity markets as a whole. They further noted that the Fund received a three-star Morningstar rating. The Board considered the Fund’s performance and acknowledged that the Fund underperformed its Morningstar category, benchmark, and peer group for the one, ten and since inception periods. They further recognized that the Fund underperformed its benchmark but outperformed its peer group median for the three and five-year periods. They acknowledged the Adviser’s assertion that factors impacting the Fund’s performance included its higher international weighting and a lower weighting to growth equities. The Board agreed that the Fund’s managed risk strategy continued to provide benefits to the Fund’s shareholders.

TOPS Risk Growth. The Board reviewed the Fund’s objective, observing that the Fund seeks to provide capital appreciation with less volatility than equity markets. They noted that the Fund received a two-star Morningstar rating. The Board considered the Fund’s performance, stating that it underperformed its Morningstar category, benchmark index for all time periods. The Board acknowledged that the hedge did reduce volatility as seen in the standard deviation, which was in the top quartile relative to its peer group and category for all periods since inception, however, they also noted that the hedge reduced the performance in up markets and down markets returns did not make up for the reduced performance in up markets. The Board considered the Adviser’s explanation that snapback rallies after a drawdown event did not allow for the managed volatility component to negate the drag incurred from rising market levels. The Board concluded that the Fund executed its investment strategy and objective disclosed in its prospectus.

TOPS Risk Moderate. The Board observed the Fund’s objective and stated that the Fund seeks to provide capital appreciation with lower volatility than equity markets. They further noted that the Fund received a three-star Morningstar rating. The Board examined the performance of the Fund, noting that the Fund underperformed all comparison groups for the on-year period. The Board further observed that the Fund outperformed the peer group median for the three, five, ten-year and since inception periods but underperformed its benchmark index over the same time. The Board acknowledged that the Sharpe and Sortino ratios were solid for the three and five-year periods but the one-year, ten-year and since inception periods evidenced the performance drag associated with the hedge overlay. The Board agreed that the Fund was performing as expected according to its prospectus.

Fees and Expenses.

TOPS Non-Risk Managed Portfolios. The Board evaluated the advisory fee charged to each of the TOPS Non-Risk Managed Portfolios, observing that the Adviser charged 0.10% for advisory services to each Fund.

TOPS Aggressive. The Board considered that the fee was below the category average of 0.17%, and well below the category high of 0.70%.

TOPS Balanced. The Board considered that the fee was below the category average of 0.18%, and well below the category high of 0.77%.

TOPS Conservative. The Board considered that the fee was below the category average of 0.19%, and well below the category high of 0.75%.

TOPS Growth. The Board considered that the fee was below the category average of 0.17%, and well below the category high of 0.65%.

TOPS Moderate. The Board considered that the fee was below the category average of 0.18%, and well below the category high of 0.80%.

TOPS® Managed Risk ETF Portfolios
Additional Information (Unaudited) (Continued)
December 31, 2024

The Board reviewed the net expense ratio of each compared to its Morningstar category and peer group and noted that each Fund’s net expense ratio was consistently lower than the comparable groups. The Board agreed that the advisory fee paid by each of the TOPS Non-Risk Managed Portfolios was not unreasonable.

TOPS Risk Managed Portfolios. The Board assessed the advisory fee charged to each of the TOPS Risk Managed Portfolios, noting that the Adviser charged 0.30% for the advisory services rendered to each Fund.

TOPS Risk Balanced. The Board considered that the fee was above the category average of 0.19%, and well below the category high of 0.75%.

TOPS Risk Flex. The Board considered that the fee was above the category average of 0.20%, and well below the category high of 0.75%.

TOPS Risk Growth. The Board considered that the fee was above the category average of 0.18%, and well below the category high of 0.65%.

TOPS Risk Moderate. The Board considered that the fee was above the category average of 0.18%, and well below the category high of 0.80%.

The Board evaluated the net expense ratio of each TOPS Risk Managed Portfolio to its Morningstar category and peer group, noting that each Fund generally had a higher average and median net expense ratio. The Board agreed that the advisory fee paid by each of the TOPS Risk Managed Portfolios was not unreasonable given the risk managed component of the strategies.

Profitability.

TOPS Non-Risk Managed Portfolios. The Board evaluated the profitability analysis provided by the Adviser associated with the services provided to each Fund. They observed that the Adviser estimated that it earned a modest profit, or a small loss, in connection with its relationship with each Fund. After further consideration, the Board agreed that excessive profitability was not a concern at this time for any TOPS Non-Risk Managed Portfolio.

TOPS Risk Managed Portfolios. The Board examined the profitability analysis provided by the Adviser regarding the services provided to each Fund. They observed that the Adviser estimated that it earned a modest profit, or a small loss, in connection with its relationship with each Fund. The Board agreed that the Adviser was not realizing an excessive profit from the advisory services provided to any of the TOPS Risk Managed Portfolios.

Economies of Scale. The Board contemplated whether economies of scale had been realized in connection with the adviser’s advisory services afforded to each of the TOPS Portfolios. The Board recognized that the Adviser did not foretell any capacity limitations and that they would continue to monitor for opportunities to implement breakpoints as each Fund’s size increased. The Board agreed that based on each Fund’s current asset size, the absence of breakpoints was acceptable at this time.

Conclusion. The Board requested and received such information from the Adviser as believed to be reasonably necessary to assess the terms of the Advisory Agreement, and as aided by the advice of independent counsel, the Board concluded that each advisory fee paid by each of the TOPS Portfolios to the Adviser was not unreasonable, and that renewal of the Advisory Agreement with the Adviser was in the best interests of the shareholders of each Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the TOPS Portfolio.

TOPS® Managed Risk ETF Portfolios
Additional Information (Unaudited) (Continued)
December 31, 2024

Milliman Financial Risk Management, LLC - Sub-Adviser to the following:

TOPS® Aggressive Growth ETF Portfolio	TOPS® Managed Risk Balanced ETF Portfolio (“TOPS Risk
(“TOPS Aggressive”),	Balanced”),
TOPS® Balanced ETF Portfolio	TOPS® Managed Risk Flex ETF Portfolio
(“TOPS Balanced”),	(“TOPS Risk Flex”),
TOPS® Conservative ETF Portfolio	TOPS® Managed Risk Growth ETF Portfolio
(“TOPS Conservative”),	(“TOPS Risk Growth”), and
TOPS® Growth ETF Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio,
(“TOPS Growth”), and	(“TOPS Risk Moderate”),
TOPS® Moderate Growth ETF Portfolio	(collectively “TOPS Risk Managed Portfolios” or “TOPS
(“TOPS Moderate”)	Portfolio”)*
(collectively “TOPS Non-Risk Managed Portfolios” or
“TOPS Portfolio”)*

In connection with the regular meeting held on November 12-13, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Milliman Financial Risk Management (the “Sub -Adviser”) and ValMark Advisers, Inc. (“Adviser”), with respect to each TOPS Portfolio. In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Board observed that that Sub-Adviser was founded in 1998 and serviced approximately $176 billion in assets for the insurance industry and self-insured organizations. The Board evaluated the background information of the key personnel responsible for servicing the TOPS Portfolios, taking into consideration their education and experience related to trading, risk management, portfolio management, quantitative finance, technology and actuarial services. The Board noted that the Sub-Adviser provided non-discretionary trading services to execute trades for the TOPS Non-Risk Managed Portfolios. They also observed that the Sub -Adviser supplied research and analysis, and compliance services to implement the managed risk strategy and executed trades to hedge the TOPS Risk Managed Portfolios. The Board noted that the Sub-Adviser established the trading thresholds in accordance with each portfolio’s investment limitations and other limitations as directed by the Adviser into their trading and compliance systems supplying post-trade compliance reporting for substantiation. The Board stated that the Sub-Adviser conveyed no cybersecurity incidents over the past year. The Board further noted that the Sub-Adviser reported no compliance or litigation issues since the last renewal of the Sub-Advisory agreement. The Board agreed that the Sub-Adviser was anticipated to continue providing a high level of quality service to the Tops Portfolios, Adviser, and shareholders.

Performance. The Board examined the performance of the TOPS Risk Managed Portfolios, particularly noticing the impact of the Sub-Adviser’s hedging strategy. They recognized that the Sub-Adviser’s hedging strategy was intended to decrease the impact of volatility on each of the TOPS Risk Managed Portfolios, even if this adversely impacted each TOPS Portfolio’s performance. The Board acknowledged that the Sub-Adviser’s hedging strategy was designed to function optimally during sustained market declines and would underperform during intervals of market growth. They further observed that the Sub-Adviser’s hedging strategy appeared to be operating as expected. With regard to the TOPS Non-Risk Managed Portfolios, they recognized that the Sub-Adviser’s execution services had little impact on performance.

TOPS® Managed Risk ETF Portfolios
Additional Information (Unaudited) (Continued)
December 31, 2024

Fees and Expenses. The Board assessed the fee arrangement between the Adviser and Sub-Adviser with regard to the TOPS Risk Managed Portfolios and the TOPS Non-Risk Managed Portfolios. They observed that the Sub-Adviser received a modest fixed fee for the execution services provided to the TOPS Non-Risk Managed Portfolios. They evaluated the fee split between the Adviser and the Sub -Adviser with respect to the TOPS Managed Risk Portfolios, stating that the Sub-Adviser received a fee equal to 0.20% of each TOPS Managed Risk Portfolio’s average daily net assets, paid from the Adviser’s fees. They contemplated the fees the Sub-Adviser charged for the TOPS Risk Managed Portfolios relative to other accounts managed by the Sub-Adviser. After further dialogue, the Board agreed that the sub-advisory fee paid by each respective TOPS Portfolio was not unreasonable.

Profitability. The Board evaluated the profitability analysis provided by the Sub-Adviser with regard to each of the TOPS Portfolios. They observed that the Sub-Adviser attained profits in terms of actual dollars and percentage of revenue in connection with its relationship with the TOPS Portfolios. They further observed that the Sub-Adviser realized lower profits with respect to the TOPS Non -Risk Managed Portfolios because of the fee arrangements. The Board agreed that excessive profitability on a fund by fund basis or on an aggregate basis was not a concern at this time.

Economies of Scale. The Board contemplated whether economies of scale had been achieved by the Sub-Adviser with regard to the management of the TOPS Portfolios. The Board established that, with respect to the execution services provided to the TOPS Non-Risk Managed Portfolios, the fees were modest because the scope of services was limited. With regard to the TOPS Risk Managed Portfolios, the Board agreed that the current fee levels appeared to reflect the sharing of Sub-Adviser efficiencies with the Adviser, which permitted the Adviser to maintain its fees at reasonable levels.

Conclusion. The Board recognized the Sub-Adviser’s reputation as a global leader in financial risk management, in addition to the highly technical organization and skillset that supports their operation. They contemplated the Adviser’s belief that the Sub-Adviser provided high quality services, deemed them as a valued partner and recommended retention. The Board requested and received such information from the Sub-Adviser as believed to be reasonably necessary to assess the terms of the Sub -Advisory Agreement, and as aided by the advice of independent counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of the shareholders of each of the TOPS Portfolios.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	2/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	2/28/2025

By (Signature and Title)

/s/ Jim Colantino
Jim Colantino, Principal Financial Officer/Treasurer

Date	2/28/2025